BUSINESS COMBINATIONS AND EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 30, 2023
BUSINESS COMBINATIONS AND EQUITY METHOD INVESTMENTS
Business Acquisitions Accounted for Using Purchase Method

We completed the following business combinations in fiscal 2023 and 2022, which were accounted for using the purchase or equity method (in thousands).

				Net
Company	Acquisition		Intangible	Tangible	Operating
Name	Date	Purchase Price	Assets	Assets	Segment
	September 20, 2023	$52,841 consideration for 80% stock purchase, net of acquired cash	$43,785	$9,056	International
UFP Palets y Embalajes SL (UFP Palets)

Headquartered in Castellón, Spain, UFP Palets (formerly known as Palets Suller Group) is the market leader in machine-built wood pallets, serving the region's large ceramic tile industry. The company had trailing 12-month sales of approximately $38 million through August 2023.

	December 6, 2022	$70,942 consideration for 100% asset purchase	$48,745	$22,197	Packaging
Titan Corrugated, Inc. (Titan) and All Boxed Up, LLC (ABU)

Located in Flower Mound, TX and founded in 2003, Titan’s primary products include boxes used in moving and storage, jumbo boxes for industrial products, corrugated shipping containers, and point-of-purchase displays. ABU distributes common box sizes manufactured by Titan throughout the United States. The combined companies had trailing 12-month sales through October 2022 of approximately $46.5 million.

	June 27, 2022	$69,791 consideration for equity method investment	$34,552	$35,239	Packaging
Dempsey Wood Products, Inc. (Dempsey)

Located in Orangeburg, South Carolina and founded in 1988, Dempsey is a sawmill which produces products such as kiln dried finished lumber, industrial lumber, green cut stock lumber, pine chips and shavings, landscaping mulch, and sawdust. The Company had sales of approximately $69 million in 2021.

	May 9, 2022	$15,398 consideration for 100% asset purchase	$4,821	$10,577	Retail
Cedar Poly, LLC

Located in Tipton, Iowa, Cedar Poly is a full-service recycler of high-density and low-density polyethylene (HDPE and LDPE) flakes and pellets used in various products, including composite decking. The company also recycles corrugate and operates its own transportation fleet. Cedar Poly had 2021 sales of approximately $17.3 million and operates in UFP’s Deckorators business unit.

	December 27, 2021	$24,057 consideration for 100% stock purchase, net of acquired cash and $2,000 estimated contingent consideration	$20,390	$5,667	Retail
Ultra Aluminum Manufacturing, Inc. (Ultra)

Located in Howell, Michigan and founded in 1996, Ultra is a leading manufacturer of aluminum fencing, gates and railing. The company designs and produces an extensive selection of ornamental aluminum fence and railing products for contractors, landscapers, fence dealers and wholesalers. The Company had sales of approximately $45 million in 2021.

Acquired Intangible Assets

The amounts assigned to major intangible classes for the business combinations mentioned above are as follows (in thousands):

	Non-								Intangibles -
	Compete			Customer					Tax
	Agreements	Technology	Patents	Relationships		Tradename	Goodwill		Deductible
UFP Palets	$—	$—	$—	$36,708	*	$—	$7,077	*	$43,785
All Boxed Up	—	393	—	864		29	628		1,914
Titan	—	9,607	—	21,136		721	15,367		46,831
Cedar Poly	390	—	—	2,490		500	1,441		4,821
Ultra	—	—	—	6,820		5,020	8,550		20,390

*(estimate)